Schedule of Weighted Average Fair Values and Assumptions Used (Detail) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 19.75	$ 14.09	$ 12.05
Assumptions:
Expected volatility	30.00%	32.00%	40.00%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.58%	1.57%	0.76%
Expected life	5 years	5 years	5 years